Reserves	12 Months Ended
Dec. 31, 2011
Reserves
Reserves

10. RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2011				December 31, 2010
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Life insurance no longer offered	$979	$2	$623	$7	$1,313	$2	$—	$606
FFG, LTC and other disposed businesses	124,602	2,755	17,711	1,530	113,080	2,730	15,137	1,704
All other	313	—	102	79	—	—	—	—
Short Duration Contracts:
Group term life	—	53	12,092	1,669	—	51	11,590	947
Group disability	—	70	84,695	4,250	—	279	84,461	4,886
Medical	—	2	1,001	40	—	3	534	58
Dental	—	61	53	569	—	41	32	682
Credit life and disability	—	912	1,494	2,515	—	2,433	2,171	1,307
Total	$125,894	$3,855	$117,771	$10,659	$114,393	$5,539	$113,925	$10,190

The following table provides a roll-forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2008, gross of reinsurance	$15,416	$108,236
Less: Reinsurance ceded and other (1)	(228)	(32,643)
Balance as of January 1, 2009, net of reinsurance	15,188	75,593
Incurred losses related to:
Current year	4,868	11,366
Prior year's interest	516	3,252
Prior year(s)	(711)	(6,069)
Total incurred losses	4,673	8,549
Paid losses related to:
Current year	3,391	2,856
Prior year(s)	3,328	15,052
Total paid losses	6,719	17,908
Balance as of December 31, 2009, net of reinsurance	13,142	66,234
Plus: Reinsurance ceded and other (1)	217	33,313
Balance as of December 31, 2009, gross of reinsurance	13,359	99,547
Less: Reinsurance ceded and other (1)	(217)	(33,313)
Balance as of January 1, 2010, net of reinsurance	13,142	66,234
Incurred losses related to:
Current year	2,536	11,802
Prior year's interest	453	3,426
Prior year(s)	(1,164)	(7,132)
Total incurred losses	1,825	8,096
Paid losses related to:
Current year	1,213	972
Prior year(s)	1,527	(12,528)
Total paid losses	2,740	(11,556)
Balance as of December 31, 2010, net of reinsurance	12,227	85,886
Plus: Reinsurance ceded and other (1)	310	3,461
Balance as of December 31, 2010, gross of reinsurance	12,537	89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	12,227	85,886
Incurred losses related to:
Current year	4,108	11,920
Prior year's interest	441	4,130
Prior year(s)	(711)	835
Total incurred losses	3,838	16,885
Paid losses related to:
Current year	1,592	2,230
Prior year(s)	1,103	16,256
Total paid losses	2,695	18,486
Balance as of December 31, 2011, net of reinsurance	13,370	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$13,761	$88,945

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior years reserves.

Group disability case reserves and IBNR show redundancies in 2010 and 2009, respectively, due to actual claim recovery rates exceeding those assumed in prior year reserves. However, case reserves and IBNR show a deficiency in 2011, due to actual claim recovery rates being less than those assumed in prior year reserves. The relatively small size of the block can lead to volatile results year over year.

The Company's group disability products are short duration contracts that include short and long-term disability coverage. Case and IBNR reserves for long-term disability incurred in 2011 have been discounted at 4.75% while these claims incurred amounts in 2010 and earlier have been discounted at 5.25%. The December 31, 2011 and 2010 liabilities net of reinsurance include $83,392 and $84,762, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2011 and 2010 are $28,450 and $29,905, respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of life insurance policies (no longer offered) and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Reserves for business previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.